Document and Entity Information	3 Months Ended
Mar. 30, 2013
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 30, 2013
Trading Symbol	BERY
Entity Registrant Name	BERRY PLASTICS GROUP INC
Entity Central Index Key	0001378992
Entity Filer Category	Non-accelerated Filer